Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements Of Comprehensive Income
Net earnings	$ 9,177	$ 9,633	$ 9,388
Other comprehensive income (loss):
Unrealized holding gains (losses) on securities available for sale	(3,274)	93	11,117
Reclassification adjustment for gains on securities available for sale included in net earnings	(729)	0	(266)
Total other comprehensive income (loss), before income taxes	(4,003)	93	10,851
Income tax (benefit) expense related to other comprehensive (loss) income:
Unrealized holding gains (losses) on securities available for sale	(1,196)	36	4,330
Reclassification adjustment for gains on securities available for sale included in net earnings	(284)	0	(104)
Total income tax expense (benefit) related to other comprehensive income (loss)	(1,480)	36	4,226
Total other comprehensive income (loss), net of tax	(2,523)	57	6,625
Total comprehensive income	$ 6,654	$ 9,690	$ 16,013